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Certificate of Accuracy
This is to certify that the translation described below is, to the best of our knowledge and belief, a true and accurate rendition of the original document.

Job Number:	78974

Job Name:	John Hancock Mutual Funds

Job Description:	Lifestyle Portfolio Prospectus 5-01-09

Language from: English	into: Spanish

June 23, 2009	/s/ Mark Pavlik
Mark Pavlik
Customer Service Manager

STATE OF NEW YORK, COUNTY OF KINGS
Subscribed and sworn to before me
this 23rd of June in the year 2009

/s/ ROBERT J. MAZZA
Notary Public
ROBERT J. MAZZA Notary Public, State of New York No. 02MA5057911 Qualified in Kings County Commission Expires April 1, 2010
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